       ***************************************************************
       *     $1,223,774.70 Previously Paid With Original Filing      *
       *           on Accession Number 950134-96-6582                *
       *               Filed on November 26, 1996                    *
       ***************************************************************


APPENDIX I.          U.S. SECURITIES & EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

1 Name and address of issuer:
                                STAGECOACH FUNDS, INC.
                                111 CENTER STREET
                                LITTLE ROCK, AR 72201

2 Name of each series or class of funds for which this notice is filed:


        AGGRESSIVE GROWTH FUND - CLASS A
        AGGRESSIVE GROWTH FUND - CLASS B
        ARIZONA TAX-FREE FUND - CLASS A
        ARIZONA TAX-FREE FUND - CLASS B
        ARIZONA TAX-FREE FUND - INSTITUTIONAL CLASS
        ASSET ALLOCATION FUND - CLASS A
        ASSET ALLOCATION FUND - CLASS B
        BALANCED FUND - CLASS A
        BALANCED FUND - CLASS B
        BALANCED FUND - INSTITUTIONAL CLASS
        CALIFORNIA TAX-FREE BOND FUND - CLASS A
        CALIFORNIA TAX-FREE BOND FUND - CLASS B
        CALIFORNIA TAX-FREE BOND FUND - INSTITUTIONAL CLASS
        CALIFORNIA TAX-FREE INCOME FUND - CLASS A
        CALIFORNIA TAX-FREE INCOME FUND - INSTITUTIONAL CLASS
        CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
        CORPORATE STOCK FUND
        DIVERSIFIED INCOME FUND - CLASS A
        DIVERSIFIED INCOME FUND - CLASS B
        EQUITY VALUE FUND - CLASS A
        EQUITY VALUE FUND - CLASS B
        EQUITY VALUE FUND - INSTITUTIONAL CLASS
        GINNIE MAE FUND - CLASS A
        GINNIE MAE FUND - CLASS B
        GINNIE MAE FUND - INSTITUTIONAL CLASS
        GOVERNMENT MONEY MARKET MUTUAL FUND - CLASS A
        GROWTH AND INCOME FUND - CLASS A
        GROWTH AND INCOME FUND - CLASS B
        GROWTH AND INCOME FUND - INSTITUTIONAL CLASS
        INTERMEDIATE BOND FUND - CLASS A
        INTERMEDIATE BOND FUND - CLASS B
        INTERMEDIATE BOND FUND - INSTITUTIONAL CLASS
        MONEY MARKET MUTUAL FUND - CLASS A
        MONEY MARKET MUTUAL FUND - CLASS S
        MONEY MARKET MUTUAL FUND - INSTITUTIONAL CLASS
        MONEY MARKET TRUST
        NATIONAL TAX-FREE FUND - CLASS A
        NATIONAL TAX-FREE FUND - CLASS B
        NATIONAL TAX-FREE FUND - INSTITUTIONAL CLASS
        NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND
        OREGON TAX-FREE FUND - CLASS A
        OREGON TAX-FREE FUND - CLASS B
        OREGON TAX-FREE FUND - INSTITUTIONAL CLASS
        PRIME MONEY MARKET MUTUAL FUND - CLASS A
        PRIME MONEY MARKET MUTUAL FUND - INSTITUTIONAL CLASS
        PRIME MONEY MARKET MUTUAL FUND - SERVICE CLASS
        SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND - CLASS A
        SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND - INSTITUTIONAL CLASS SMALL CAP - CLASS A
        SMALL CAP - CLASS B
        SMALL CAP - INSTITUTIONAL CLASS
        TREASURY MONEY MARKET MUTUAL FUND - CLASS A
        TREASURY MONEY MARKET MUTUAL FUND - INSTITUTIONAL CLASS
        TREASURY MONEY MARKET MUTUAL FUND - SERVICE CLASS
        U.S. GOVERNMENT ALLOCATION FUND - CLASS A
        U.S. GOVERNMENT ALLOCATION FUND - CLASS B


3 Investment Company Act File Number:      811-6419

  Securities Act File Number:              33-42927


4 Last day of fiscal year for which this notice is filed:  09/30/96


5 Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                [ ]


6 Date of termination of issuer's declaration under rule
  24f-2(a)(1), if applicable (see Instruction A.6):


7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                           NONE

8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                           NONE

9 Number and aggregate sale price of securities sold during the fiscal year:

        NUMBER OF SHARES SOLD            24,486,418,766
        SALES PRICE OF SECURITIES SOLD  $25,832,542,285

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        NUMBER OF SHARES                 24,486,418,766
        SALES PRICE OF SECURITIES       $25,832,542,285


11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction 8.7):

        NUMBER OF SHARES                 166,013,214
        SALES PRICE OF SECURITIES       $283,049,801


12 Calculation of registration fee:

   (i) Aggregate sale price of securities sold during the
   fiscal year in reliance on rule 24f-2 (from Item 10):      $  25,832,542,285
                                                              -----------------

   (ii) Aggregate price of shares issued in connection
   with dividend reinvestment plans (from item 11, if
   applicable):                                               +     283,049,801
                                                              -----------------

   (iii) Aggregate price of shares redeemed or
   repurchased during the fiscal year (if applicable):        -  22,037,399,675
                                                              -----------------

   (iv) Aggregate price of shares redeemed or
   repurchased and previously applied as a reduction to
   filing fees pursuant to rule 24e-2 (if applicable):        +
                                                              -----------------

   (v) Net aggregate price of securities sold and issued
   during the fiscal year in reliance on rule 24f-2 (line
   (i), plus line (ii), less line (iii), plus line (iv)
   (if applicable):                                               4,078,192,411
                                                              -----------------

   (vi) Multiplier prescribed by Section 6(b) of the
   Securities Act of 1933 or other applicable law or          x      1/33 of 1%
   regulation (see instruction C.6):                          -----------------


   (vii) Fee due [line (i) or line (v) multiplied by
   line (vi)]:                                                $    1,235,815.88
                                                              =================

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.

-------------------------------------------------------------------------------

13 Check box if fees are being remitted to the
   Commission's lockbox depository as described in
   section 3a of the Commission's Rules of Informal
   and Other Procedures (17 CFR 202.3a).                      [X]

   Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   11/27/96

-------------------------------------------------------------------------------

                             SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By (Signature and Title)*         ANN M. BONSTEEL
                                   --------------------------------------------
                                     ASSISTANT SECRETARY
                                   --------------------------------------------

   Date   11/27/96
        ------------------

 * Please print the name and title of the signing officer below the signature.

                      [MORRISON & FOERSTER LLP LETTERHEAD]

November 26, 1996

Stagecoach Funds, Inc.
111 Center Street
Little Rock, Arkansas 72201

        Re:  Stagecoach Funds, Inc.; Rule 24f-2 Notice
             SEC File Nos. 33-42927; 811-6419
             -----------------------------------------

Ladies/Gentlemen:

        Stagecoach Funds, Inc. (the "Company") has requested our opinion in connection with the sale of 165,981,473 shares of the Company's funds (the "Funds"). We understand that a copy of this opinion will be provided to the Securities and Exchange Commission pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

        We have examined documents relating to the organization of the Company and the authorization for registration and sale of shares of each of the Funds. The opinion given below only relates to the laws of the State of Maryland, the state of incorporation of the Company, and is subject to the condition that the Company is in compliance with the provisions of any applicable laws, regulations and permits of any state or foreign country in which any shares of each Fund are sold. The opinion given below does not relate to the shares issued by the portfolios of Pacifica Funds Trust that were predecessors to certain Funds of the Company.

        Based upon and subject to the foregoing, we are of the opinion that:

        The issuance of the above-referenced shares of each Fund has been duly and validly authorized by all appropriate corporate action, and assuming delivery by sale or in accord with the Company's dividend reinvestment plan in accordance with the description set forth in the Funds' current prospectuses under the Securities Act of 1933, the shares were legally issued and are fully paid and nonassessable.

Stagecoach Funds, Inc.
Page Two


        We consent to the submission of a copy of this opinion to the Securities and Exchange Commission in connection with the filing of the Company's Rule 24f-2 Notice for the fiscal period ended September 30, 1996, as contemplated in Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended.

                                                Very truly yours,


                                                /s/ MORRISON & FOERSTER LLP
                                                ------------------------------
                                                MORRISON & FOERSTER LLP

                             DECHERT PRICE & RHOADS
                              1500 K Street, N.W.
                             Washington, D.C. 20005



                               November 26, 1996


Stagecoach Funds, Inc.
111 Center Street
Little Rock, Arkansas 72201

Gentlemen:

        As counsel for Pacifica Funds Trust (the "Trust") we are familiar with the Trust's registration under the Investment Company Act of 1940 and with the registration statement relating to its shares of beneficial interest under the Securities Act of 1933 (File No. 2-92260) (the "Registration Statement"). This opinion is being rendered with respect to certain of the Trust's Portfolios, identified below, which were involved in a reorganization transaction with the Stagecoach Funds, Inc. on September 6, 1996 (the "Reorganization") and the shares of beneficial interest of these Portfolios (the "Covered Portfolio Shares" or the "Shares"). These Portfolios consist of the Pacifica Arizona Tax-Exempt Fund, Balanced Fund, Equity Value Fund, Government Money Market Fund, Intermediate Bond Fund, Money Market Trust, National Tax-Exempt Fund, Oregon Tax-Exempt Fund, Prime Money Market Fund and Treasury Money Market Fund (the "Covered Portfolios"). This opinion is limited solely to the period of time from October 1, 1995 through the closing of the Reorganization on September 6, 1996 (the "Covered Period"), after which such date the Covered Portfolios continued their operations as new series of Stagecoach Funds, Inc. as a result of the Reorganization. In rendering this opinion we have examined such records, agreements, documents and instruments of the Trust as we have deemed appropriate.

        Based upon the foregoing, it is our opinion with respect to the Covered Portfolio Shares, the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "Notice") being filed by Stagecoach Funds, Inc., assuming such Shares were sold at the public offering price and delivered by the Trust against receipt of the net asset value of the Shares in compliance with the terms of the Trust's Registration Statement and the requirements of applicable law, that, during the Covered Period, such Covered

Portfolio Shares were, when sold, legally issued, fully paid and non-assessable by the Trust.

        We consent to the filing of this opinion in connection with the Notice on Form 24F-2 to be filed on behalf of Stagecoach Funds, Inc. with the Securities and Exchange Commission.

                                                Very truly yours,


                                                /s/ DECHERT PRICE & RHOADS
                                                ------------------------------
                                                DECHERT PRICE & RHOADS